ACQUISITION OF SUBSIDIARIES - Profit, Revenue & Pro-forma information (Details) - Acquired Companies - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Profit of acquiree since acquisition date	$ 1,753
Revenue of acquiree since acquisition date	$ 3,836
Pro forma revenue		$ 69,761
Pro forma profit		$ 5,100